SEGMENT INFORMATION AND REVENUE ANALYSIS (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Segment Reporting, Revenue Reconciling Item [Line Items]
Number of operating segments	1
Sales Revenue, Goods, Net	$ 618	$ 248	$ 1,571
Sales Revenue, Services, Net	3,622	1,674	344
Discontinued Operations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
VAT refunds	3,062	4,120	5,433
Sales Revenue, Goods, Net	43,504	46,150	71,949
Sales Revenue, Services, Net	4,541	5,630	9,079
Continuing Operations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
VAT refunds	$ 57	$ 9	$ 0